INVESTMENTS - Fair value of unrealized and realized gains and losses of equity securities with readily determinable fair values (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Total net (losses) gains recognized	¥ (15,126,672)	$ (2,193,161)	¥ 15,623,340	¥ (4,501,222)
Less: net realized gains on equity securities sold	0	0	14,058,448	4,746,032
Net unrealized (losses) recognized on equity securities held	¥ (15,126,672)	$ (2,193,161)	¥ 1,564,892	¥ (9,247,254)